[ARTWORK]
                             PAPP FOCUS FUND, INC.
                                 A No-Load Fund



                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998



                                                     Managed by:
                                                     L. Roy Papp & Associates
                                                     P.O. Box 15508
                                                     Phoenix, AZ  85060-5508
                                                     (602)956-1115 Local
                                                     (800)421-4004
                                                     E-mail: invest@roypapp.com
                                                     Web: http://www.roypapp.com

                             PAPP FOCUS FUND, INC.


Dear Shareholder:

Our Focus Fund made its debut on March 2, a little more than four months ago. On June 30, per share net asset value was $10.92, an increase of 9.2% during the period. This was slightly better than the increase in the Standard & Poor's 500 Stock Index over the same period.

We began this Fund because a number of shareholders and friends said they felt overdiversified with their mutual fund holdings and suggested we start a fund that would focus on a small number of companies that we believe have unusually good growth prospects. We concluded the best way to accomplish this was through a non-diversified mutual fund where half of its assets could be invested in only a few stocks.

The Fund is diversified by industry. Currently, our five largest holdings are American International Group (a very large international insurance company), American Power Conversion (a producer of uninterruptible power supply products especially important in developing nations), G & K Services (a uniform rental company that benefits from current "clean room" requirements), Interpublic Group of Companies (a large worldwide advertising agency), and Viking Office Products (an office supply company soon to be acquired by Office Depot Company).

We believe that the Focus Fund offers the possibility of substantial capital appreciation to the long-term investor and we are pleased you have selected it as one of your investments.

                                 Best regards,



                                 L. Roy Papp, Chairman
                                 July 20, 1998

                             PAPP FOCUS FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JUNE 30, 1998
                                  (Unaudited)

                                                                          Number     Market
                  Common Stocks                                          of Shares   Value
--------------------------------------------------                       ---------  --------
Industrial Services (22.3%)
   G & K Services, Inc. Class A
    (Uniform rental service)                                               5,500    $239,938
 Interpublic Group of Companies, Inc.
    (Worldwide advertising agencies)                                       4,200     254,887
 Manpower, Inc.
    (Provider of non-government employment services)                       3,400      97,537
                                                                                     -------
                                                                                     592,362
                                                                                     -------

Computers and Software (12.8%)
 American Power Conversion*
    (Leading producer of uninterruptible power supply products)            7,100     213,000
 Intel Corporation
    (Manufacturer of microprocessors, microcontrollers, and
    memory chips)                                                          1,700     126,013
                                                                                     -------
                                                                                     339,013
                                                                                     -------

Financial Services (12.4%)
 American International Group
    (Major international insurance holding company)                        1,400     204,400
 State Street Corporation
    (Provider of U.S. and global securities custodial services)            1,800     125,100
                                                                                     -------
                                                                                     329,500
                                                                                     -------

Electrical Equipment (9.6%)
  General Electric Co.
    (Diversified industrial company)                                       1,400     127,400
  Molex, Inc.
    (Supplier of electrical, electronic, and fiber optic interconnection   5,400     126,225
  products and systems)                                                              -------
                                                                                     253,625
                                                                                     -------

Direct Marketing (9.5%)
  Viking Office Products*
    (Direct international marketer of office products to small and
    medium sized businesses)                                               8,000     251,000
                                                                                     -------

*Non-income producing security.

                             PAPP FOCUS FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JUNE 30, 1998
                                  (Unaudited)

                                                       Number           Market
          Common Stocks (continued)                   of Shares         Value
----------------------------------------------        ---------       ----------
Health Care (8.8%)
  Johnson & Johnson
    (Healthcare products)                               1,600         $  118,000
  Merck & Company
    (Ethical drugs and specialty chemicals)               850            113,688
                                                                        --------
                                                                         231,688
                                                                        --------

Consumer Products (4.9%)
  Mattel, Inc.
    (Toy manufacturer)                                  3,100            131,169
                                                                        --------

Consumer Services (4.7%)
  Service Corporation International
    (Funeral service, cemetery owner/operator)          2,900            124,337
                                                                        --------

Restaurants (4.0%)
  McDonald's Corporation
    (Fast food restaurants and franchising)             1,550            106,950
                                                                        --------

Miscellaneous (5.3%)
  Steiner Leisure Ltd.*
    (Provider of spa services,beauty salons,
    and health clubs on cruise ships)                   4,700            142,175
                                                                        --------

Total Common Stocks  94.3%                                             2,501,819
Cash and Other Assets, Less Liabilities - 5.7%                           152,096
                                                                      ----------

Net Assets - 100%                                                     $2,653,915
                                                                      ==========

Net Asset Value Per Share
(Based on 243,105 shares outstanding
at June 30, 1998)                                                     $    10.92
                                                                      ==========

*Non-income producing security.

                             PAPP FOCUS FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1998
                                  (Unaudited)

                                    ASSETS

Investments in securities at market value (identified
  cost $2,361,394 at June 30, 1998) (Note 1)                          $2,501,819
Cash                                                                     128,714
Dividends and interest receivable                                          1,362
Receivable for securities sold                                            28,604
                                                                      ----------

  Total assets                                                        $2,660,499
                                                                      ----------

                                  LIABILITIES

 Accrued Expenses                                                     $    6,584
                                                                      ----------

                                  NET ASSETS

Paid-in capital applicable to 243,105 outstanding
  shares at June 30, 1998                                             $2,513,490
Net unrealized gain on investments                                       140,425
                                                                      ----------

  Net assets                                                          $2,653,915
                                                                      ==========

Net Asset Value Per Share (net assets/shares outstanding)             $    10.92
                                                                      ==========

  The accompanying notes are an integral part of these financial statements.

                             PAPP FOCUS FUND, INC.
                            STATEMENT OF OPERATIONS
                       FOR THE PERIOD FROM MARCH 2, 1998
             (DATE OF COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1998
                                  (Unaudited)

INVESTMENT INCOME:
  Dividends                                                            $  3,093
  Interest                                                                2,159

    Total investment income                                               5,252
                                                                       --------

EXPENSES:
  Management fee (Note 3)                                                 5,794
  Directors' attendance fees                                                500
  Filing fees                                                               158
  Other fees                                                              6,584
                                                                       --------

    Total expenses                                                       13,036

  Less fees waived by adviser (Note 3)                                   (5,794)
                                                                       --------

    Net expenses                                                          7,242
                                                                       --------

Net investment loss                                                      (1,990)
                                                                       --------

REALIZED AND UNREALIZED GAIN/LOSS
ON INVESTMENTS:
  Proceeds from sales of securities                                     179,436
  Cost of securities sold                                               169,809
                                                                       --------
  Net realized gain on investments sold                                   9,627

  Net change in unrealized gain on investments                          140,425
                                                                       --------

Net realized and unrealized gain on investments                         150,052
                                                                       --------

Net increase in net assets resulting from operations                   $148,062
                                                                       ========

  The accompanying notes are an integral part of these financial statements.

                             PAPP FOCUS FUND, INC.
                      STATEMENT OF CHANGES IN NET ASSETS
                       FOR THE PERIOD FROM MARCH 2, 1998
             (DATE OF COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1998
                                  (Unaudited)

                                                                   Period ended
                                                                   June 30, 1998
                                                                   -------------
FROM OPERATIONS:
  Net investment loss                                                $   (1,990)
  Net realized gain on investments sold                                   9,627
  Net change in unrealized gain on investments                          140,425
                                                                     ----------

      Increase in net assets resulting from operations                  148,062
                                                                     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                  -
  Net realized gain on investments sold                                  -
                                                                     ----------
      Total distributions to shareholders                                -

FROM SHAREHOLDER TRANSACTIONS:
  Proceeds from sale of shares                                        2,555,029
  Net asset value of shares issued to shareholders
    in reinvestment of net investment income and
    net realized gain on investments sold                                -
  Payments for redemption of shares                                     (49,176)
                                                                     ----------

      Increase in net assets resulting from
      shareholder transactions                                        2,505,853
                                                                     ----------

Total increase in net assets                                          2,653,915

Net assets at beginning of the period                                    -
                                                                     ----------

Net assets at end of period                                          $2,653,915
                                                                     ==========

  The accompanying notes are an integral part of these financial statements.

                             PAPP FOCUS FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1998
                                  (Unaudited)


(1) SIGNIFICANT ACCOUNTING POLICIES:

Papp Focus Fund, Inc. (the Fund) was incorporated on December 16, 1997, and is registered under the Investment Company Act of 1940 as a non-diversified management investment company. Operations of the Fund commenced on March 2, 1998. The Fund intends to make substantial investments in a relatively small number of companies, all selected for the possibility of long-term capital growth.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

     (a) Investment in Securities

For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Other securities traded over-the-counter are valued at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The net asset value of a share of the Fund is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. New York City time, on any day on which that Exchange is open for trading, by dividing the market value by the number of shares outstanding, and rounding the result to the nearest full cent.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     (b) Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, is to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

(2) DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check.

Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

(3) TRANSACTIONS WITH AFFILIATES:

The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates (Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. A management fee expense reimbursement of $5,794 was required through June 30, 1998.

The Fund's independent directors receive $100 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.

(4) PURCHASES AND SALES OF SECURITIES:

For the period from March 2, 1998 (date of commencement of operations) to June 30, 1998, investment transactions excluding short-term investments were as follows:


          Purchases at cost            $2,531,203
          Sales                           179,436

(5) CAPITAL SHARE TRANSACTIONS:

At June 30, 1998, there were 25,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:

Period ended June 30, 1998                 Proceeds       Shares
                                           --------       ------
Shares issued                            $2,555,029      247,810
Dividends and distributions reinvested       -            -
Shares redeemed                             (49,176)      (4,705)
                                         ----------      -------

  Net increase                           $2,505,853      243,105
                                         ==========      =======

(6) UNREALIZED APPRECIATION:

Unrealized appreciation of portfolio securities for both financial statement and federal income tax purposes is as follows:

                                                                   June 30, 1998
                                                                   -------------
Market value                                                          $2,501,819
Original cost                                                          2,361,394
                                                                      ----------

  Net unrealized appreciation                                         $  140,425
                                                                      ==========

As of June 30, 1998, gross unrealized gains on investments in which market value exceeded cost totaled $197,048 and gross unrealized losses on investments in which cost exceeded market value totaled $56,623.

(7) SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the weighted average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the periods, divided by the weighted average of the daily net assets of the Fund.

                                                          Period Ended June 30,
                                                                 1998 (A)
                                                          ----------------------
Net asset value, beginning of period                           $    10.00
Income from investment operations:
  Net investment income                                              -
  Net realized and unrealized gain (loss) on investments             0.92
                                                               ----------
    Total from investment operations                                 0.92

Less Distributions:
  Dividend from investment income                                    -
  Distribution of net realized gain                                  -
                                                               ----------

    Total Distributions                                              -

Net asset value, end of period                                 $    10.92
                                                               ==========

    Total return                                                     9.20%
                                                               ==========

Ratios/Supplemental Data:
  Net assets, end of period                                    $2,653,915
  Expenses to average net assets (B)                                 1.25%*
  Net investment income to average net assets (C)                    1.33%*
  Portfolio turnover rate                                           22.18%*
  Average commission per share                                 $   0.0553

     *    Annualized
     (A)  From the date of commencement of operations (March 2, 1998).
     (B) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 2.20%, for the period ended June 30, 1998.
     (C) Computed giving effect to investment adviser's expense limitation undertaking.

                             PAPP FOCUS FUND, INC.

                                   Directors

James K. Ballinger                          Harry A. Papp
Amy S. Clague                               L. Roy Papp
Robert L. Mueller                           Rosellen C. Papp
Carolyn P. O'Malley                         Bruce C. Williams

                                   Officers

Chairman - L. Roy Papp                      President - Harry A. Papp

                                Vice Presidents

Victoria S. Cavallero                       Julie A. Hein
George D. Clark, Jr.                        Robert L. Mueller
Jeffrey N. Edwards                          Rosellen C. Papp
Robert L. Hawley                            Bruce C. Williams

                         Secretary - Robert L. Mueller
                         Treasurer - Rosellen C. Papp
                      Assistant Treasurer - Julie A. Hein

                              Investment Adviser
                           L. Roy Papp & Associates
                                P.O. Box 15508
                          Phoenix, Arizona 85060-5508
                           Telephone: (602) 956-1115
                            E-mail: invest@roypapp
                          Web: http://www.roypapp.com

                                   Custodian
                           Founders Bank of Arizona
                         7335 E. Doubletree Ranch Road
                           Scottsdale, Arizona 85258

                    Shareholder Services and Transfer Agent
                           L. Roy Papp & Associates
                                P.O. Box 15508
                          Phoenix, Arizona 85060-5508
                           Telephone: (602) 956-1115
                                (800) 421-4004

                        Independent Public Accountants
                              Arthur Andersen LLP
                       501 North 44th Street, Suite 300
                            Phoenix, Arizona 85008

                                 Legal Counsel
                              Bell, Boyd & Lloyd
                            70 West Madison Street
                            Chicago, Illinois 60602

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied or preceded by a currently effective prospectus of the Fund. No sales charge to the shareholder or to the new investor is made in offering the shares of the Fund.